Document and Entity Information	Apr. 04, 2022
Cover [Abstract]
Entity Registrant Name	ESAB Corp
Amendment Flag	false
Entity Central Index Key	0001877322
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 04, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-41297
Entity Tax Identification Number	87-0923837
Entity Address, Address Line One	909 Rose Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(301)
Local Phone Number	323-9099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ESAB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false